Financial instruments (Details Narrative) - 12 months ended Dec. 31, 2025	CAD ($)	USD ($)
Financial instruments
Company Held Foreign Exchange Assets		$ 5,033,705
Unrealized Foreign Exchange Gain Or Loss	$ 690,775